Retirement Benefit Plans - Summary of Benefits Expected to be Paid Out (Detail) $ in Millions	Dec. 31, 2025 USD ($)
United States [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2026	$ 26.5
2027	27.0
2028	27.1
2029	28.5
2030	27.0
2031-2035	133.7
Foreign [Member]
Schedule of Expected Future Pension Benefit Payment [Line Items]
2026	43.5
2027	40.5
2028	40.6
2029	39.7
2030	39.3
2031-2035	$ 193.6